Subordinated Debentures (Details) - USD ($)		12 Months Ended
	May 14, 2019	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Debt Instrument Unamortized Debt Costs		580,787
Debt Instrument, Unamortized Discount (Premium), Net		$ 23,500,000	$ 4,100,000
Subordinated debentures
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Proceeds from Issuance of Long-term Debt	$ 4,100,000
Repayments of Subordinated Debt	$ 4,100,000
Subordinated debentures | LIBOR
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.35%
Junior Subordinated Debt [Member]
Financial Instruments Subject to Mandatory Redemption by Settlement Terms [Line Items]
Debt Instrument, Face Amount	$ 20,000,000
Denomination Of Subordinated Debenture	$ 250,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Maturity Date	May 31, 2024
Debt Instrument, Description of Variable Rate Basis	three-month LIBOR
Debt Instrument, Basis Spread on Variable Rate	3.625%